Warrants (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares
Warrants (Details) [Line Items]
Private warrants shares (in Shares) | shares		8,625,000
Common stock price		$ 10
Warrant price		0.01
Common stock exceeds price		$ 16.5
Warrant liabilities (in Dollars) | $	$ 2,242,500	$ 2,242,500
Other income expenses (in Dollars) | $
Common stock exercise price		$ 11.5
Private warrants description		The Private Warrants, which are accounted for as liabilities in our condensed consolidated balance sheets, were valued as of September 30, 2022 at $1,906,057 based on their publicly-traded price. The fair value of the Private Warrants was estimated using a Black-Scholes option pricing model using the following assumptions: stock price of $3.61, no assumed dividends, a risk-free rate of 4.06% and implied volatility of 36.7%. The change in value of the Private Warrants during the three months ended September 30, 2022 totaled $(525,839) and was reported with other (income) expense in our condensed consolidated statements of operations.
Estimated amount (in Dollars) | $	$ 28,041,937	$ 28,041,937
Public Warrants [Member]
Warrants (Details) [Line Items]
Common stock price		$ 11.5
Private Warrants [Member]
Warrants (Details) [Line Items]
Private warrants shares (in Shares) | shares		7,175,000
Debenture Warrants [Member]
Warrants (Details) [Line Items]
Common stock price		$ 20
Purchase agreement, shares issued (in Shares) | shares		2,922,425
Warrants expire term	10 years	10 years
SPA Warrants [Member]
Warrants (Details) [Line Items]
Other income expenses (in Dollars) | $	$ 7,092,827